Other Non-current Assets (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Other Non-current Assets
Right-of-use assets - finance lease	¥ 2,518,443	¥ 63,635
Long-term deposits	914,176	1,196,193
Non-current portion of auto financing receivables	758,933	863,796
Prepayments for long-lived assets	478,514	1,246,836
Others	126,972	262,063
Less: Allowance for credit losses	(40,313)	(59,386)
Total	¥ 4,756,725	¥ 3,573,137